CONDENSED STATEMENTS OF CASH FLOWS	11 Months Ended
Dec. 31, 2021 USD ($)
Cash Flows from Operating Activities:
Net income (loss)	$ (1,056,706)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(117,677)
Unrealized gain on marketable securities held in Trust Account	(7,793)
Offering costs	168,415
Changes in operating assets and liabilities:
Prepaid expenses	(1,256,534)
Accrued expenses	387,699
Income taxes payable	2,416
Net cash used in operating activities	(1,880,180)
Cash Flows from Investing Activities:
Net cash provided by investing activities	(500,000,000)
Cash flows from financing activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds from sale of Units, net of underwriting discounts paid	491,420,000
Proceeds from sale of private placement shares	14,500,000
Proceeds from promissory note - related party	500,000
Repayment of promissory note - related party	(500,000)
Payment of offering costs	(727,770)
Net cash provided by financing activities	505,217,230
Net Change in Cash	3,337,050
Cash - End of period	3,337,050
Non-Cash Investing and Financing Activities:
Offering costs included in accrued offering costs	12,770
Deferred underwriting fee payable	$ 17,500,000